Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Fair Value	$ 41.3	$ 35.3
Cost	37.3	20.8
Accumulated unrealized holding gains	$ 4.0	$ 14.5